Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets

The changes in the present value of the defined benefit obligations for the Group are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	619,280	650,749
Current service cost	34,137	34,168
Interest cost	2,610	2,591
Actuarial gains and losses	6,183	296
Past service cost	(54)	(5,700)
Benefits paid	(48,542)	(55,624)
Other	17,137	(7,199)
Balance at end of the year	630,754	619,280

The weighted average duration of the defined benefit obligations for the years ended March 31, 2019 and 2018 is 11.9 years and 11.5 years, respectively.

(3)	Reconciliation of the fair value of the plan assets

The changes in the fair value of the plan assets for the Group are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	554,671	545,072
Interest income	2,986	2,788
Return on plan assets, excluding interest income	(457)	29,550
Employer contributions	13,903	13,765
Benefits paid	(29,682)	(34,637)
Other	(15,174)	(1,866)
Balance at end of the year	526,246	554,671

Components of Fair Value of Plan Assets by Asset Category

The components of the fair value of plan assets by asset category are as follows:

	(Millions of Yen)
	As of March 31, 2019		As of March 31, 2018
	With quoted market price in an active market	With no quoted market price in an active market	With quoted market price in an active market	With no quoted market price in an active market
Bonds	80,469	—	83,441	—
Equity investments	208,456	—	249,400	—
Cash and cash equivalents	43,857	—	32,799	—
General accounts at life insurance company	—	126,547	—	123,396
Other	—	66,915	—	65,633

Total	332,783	193,463	365,641	189,030

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations

The significant actuarial assumptions used to determine the present value of defined benefit obligations for the Company are as follows:

	As of March 31, 2019	As of March 31, 2018
Discount rate	0.3%	0.3%

Effects on Defined Benefit Obligations of Increase in Discount Rates

The effects on defined benefit obligations of increase in the discount rates are as follows:

(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Effects of incremental increase in discount rate by 0.5%	33,151 million yen decrease	32,049 million yen decrease